Fair value of financial instruments - Reconciliation of Level 3 Fair Valued Instruments (Detail) - Deferred Consideration - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 1,836	$ 2,491	$ 3,091	$ 3,680	$ 4,145
Total losses (gains) included in earnings (or change in net assets)	(26)	(36)	28	49	160
Settlements	(630)	(619)	(628)	(638)	(625)
Ending balance	$ 1,180	$ 1,836	$ 2,491	$ 3,091	$ 3,680